Significant Accounting Policies - Additional Information (Detail) - SEK (kr) kr in Millions		12 Months Ended
	Jan. 01, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Summary Of Significant Accounting Policies [Line items]
Increase in loss allowance for trade receivables		kr 1,380	kr 5,933	kr 7,000
Transition to IFRS 9 [member]
Summary Of Significant Accounting Policies [Line items]
Net reduction to equity	kr 1,400
Increase in loss allowance for trade receivables	1,200
Increase in carrying value of borrowings	600
Major ordinary share transactions [member]
Summary Of Significant Accounting Policies [Line items]
Net reduction to equity	2,600
Transition to IFRS 15 [member]
Summary Of Significant Accounting Policies [Line items]
Contract asset	13,100
Contract liability	kr 22,100
Bottom of range [member]
Summary Of Significant Accounting Policies [Line items]
Potential voting rights		20.00%
Estimated useful lives in general for real estate		25 years
Estimated useful lives for machinery and equipment		3 years
Top of range [member]
Summary Of Significant Accounting Policies [Line items]
Potential voting rights		50.00%
Estimated useful lives in general for real estate		50 years
Estimated useful lives for machinery and equipment		10 years